Condensed Financial Information of the Parent Company (Details) - shares		1 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Condensed Financial Information of the Parent Company [Abstract]
Shares of reverse stock splits	7,000,000	9,600,000	3,400,000	263,322	24,167	4,600,000
StockIssuedDuringPeriodSharesReverseStockSplit				725,000